Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Schedule of common stock reserved for future issuance

	March 31,	December 31,
	2024	2023
	(unaudited)
Stock options issued and outstanding	4,545,332	3,846,972
Restricted stock units (unvested)	991,566	1,012,994
Shares available for future issuance under the stock incentive plan	3,347,924	3,536,710
Warrants	8,276,085	14,479,999
Contingent consideration	16,000,000	16,000,000
Total common stock reserved	33,160,907	38,876,675

	December 31,
	2023	2022

Conversion of convertible preferred stock	—	21,257,708
Stock options issued and outstanding	3,846,972	9,694,890
Restricted stock units (unvested)	1,012,994	—
Shares available for future issuance under the stock incentive plan	3,536,710	27,884,000
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Convertible preferred stock warrants outstanding	—	342,011
Total common stock reserved	38,876,675	59,178,609